Financial Instruments	6 Months Ended
Jun. 30, 2014
Financial Instruments [Abstract]
Financial Instruments

11.Financial Instruments

(a)Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and credit facilities as described in Notes 5 and 6.

(b)Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, investments, and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(c)Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade receivables and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $46,512 as compared to its carrying amount of $47,965. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term investment and estimates that the amount presented on the accompanying Balance sheet approximates the amount that is expected to be received by the Company in the event of sale of that investment.

The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, and bunker swap agreements discussed in Note 6 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The fair value of the impaired vessels Silia T, Triathlon, Delphi and Millennium, at December 31, 2013, was determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and was determined by management taking into consideration valuations from independent marine valuers based on observable data such as sale of comparable assets.

The estimated fair values of the Company’s financial instruments, other than derivatives at June 30, 2014 and December 31, 2013, are as follows:

	Carrying Amount June 30, 2014	Fair Value June 30, 2014	Carrying Amount December 31, 2013	Fair Value December 31, 2013
Financial assets/(liabilities)
Cash and cash equivalents	229,727	229,727	162,237	162,237
Restricted cash	8,148	8,148	9,527	9,527
Investments	1,000	1,000	1,000	1,000
Debt	(1,362,460)	(1,361,007)	(1,380,298)	(1,378,753)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the consolidated statement of operations or in the balance sheet, as a component of Accumulated other comprehensive loss.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	2,704	2,365
	Financial instruments - Fair value, net of current portion	—	1,401	3,365	2,445

Subtotal		—	1,401	6,069	4,810

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	2,346	3,597
	Financial instruments - Fair value, net of current portion	—	—	1,419	1,582
Bunker swaps	Current portion of financial instruments-Fair value	97	140	—	—
	Financial instruments-Fair value, net of current portion	—	37	—	—

Subtotal		97	177	3,765	5,179

Total derivatives		97	1,578	9,834	9,989

Derivatives designated as Hedging Instruments-Net effect on the Statement of Comprehensive Income/(loss) and Statement of Operations

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2014	2013	2014	2013
Interest rate swaps	(2,900)	(229)	(4,371)	(437)

Total	(2,900)	(229)	(4,371)	(437)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2014	2013	2014	2013
Interest rate swaps	Depreciation expense	(38)	(38)	(77)	(67)
Interest rate swaps	Interest and finance costs, net	(879)	(3,689)	(1,786)	(5,513)

Total		(917)	(3,727)	(1,863)	(5,580)

Derivatives Not Designated as Hedging Instruments–Net effect on the Statement of Operations

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,	Amount Six months ended June 30,
		2014	2013	2014	2013
Interest rate swaps	Interest and finance costs, net	(215)	457	(767)	760
Bunker swaps	Interest and finance costs, net	76	(423)	(39)	(331)

Total		(139)	34	(806)	429

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other Comprehensive Income/(Loss) as of June 30, 2014 and December 31, 2013 was $9,297 and $6,789 respectively.

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of June 30, 2014 and December 31, 2013 using level 2 inputs (significant other observable inputs):

Recurring measurements	June 30, 2014	December 31, 2013
Interest rate swaps	(9,833)	(8,588)
Bunker swaps	97	177

	(9,736)	(8,411)

The following table presents the fair values of items measured at fair value on a nonrecurring basis for the six-month period ended June 30, 2014 and year ended December 31, 2013, using Level 2 inputs.

Nonrecurring basis	June 30, 2014	December 31, 2013
Vessels	$-	$95,250

	$-	$95,250